Consolidated Balance Sheet Parenthetical - USD ($) shares in Millions, $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Customer and agent allowances	$ 61	$ 55
Other allowances	2	2
Investments
Other intangible assets accumulated amortization	$ 142	$ 153
TDS shareholders' equity
Authorized shares	290	290
Issued shares	133	133
Outstanding shares	111	110
Variable Interest Entities VIEs
Total VIE assets that can be used to settle only the VIEs' obligations	$ 765	$ 804
Total VIE liabilities for which creditors have no recourse	$ 21	$ 17
Series A Common Shares
TDS shareholders' equity
Authorized shares	25	25
Issued shares	7	7
Outstanding shares	7	7
Par value per share	$ 0.01	$ 0.01
Common Shares
TDS shareholders' equity
Authorized shares	265	265
Issued shares	126	126
Outstanding shares	104	103
Par value per share	$ 0.01	$ 0.01
Treasury shares	22	23